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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 86.7%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	9,316,286	$95,957,751
Wilshire International Equity Fund - Institutional Class	11,489,323	127,186,803
Wilshire Large Company Growth Portfolio - Institutional Class	793,428	39,187,409
Wilshire Large Company Value Portfolio - Institutional Class	2,361,794	50,684,098
Wilshire Small Company Growth Portfolio - Institutional Class	384,403	12,085,640
Wilshire Small Company Value Portfolio - Institutional Class	465,269	11,445,613
Total Affiliated Registered Investment Companies (Cost $307,858,178)		$336,547,314

OTHER OPEN-END FUNDS - 13.4%	Shares	Value
DFA Emerging Markets Core Equity Portfolio - Institutional Class	625,586	$12,949,631
Vanguard Short-Term Bond Index Fund - Admiral Shares	1,660,156	16,966,797
Vanguard Total International Bond Index Fund - Institutional Shares	682,419	22,280,966
Total Other Open-End Funds (Cost $53,254,349)		$52,197,394

MONEY MARKET FUNDS - 0.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.88% (a) (Cost $499,099)	499,099	$499,099
Total Investments at Value - 100.2% (Cost $361,611,626)		$389,243,807
Liabilities in Excess of Other Assets - (0.2%)		(795,653)
Net Assets - 100.0%		$388,448,154

(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See	accompanying notes to Schedules of Investments.

WILSHIRE 2015 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 80.8%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	730,891	$7,528,182
Wilshire International Equity Fund - Institutional Class	351,362	3,889,574
Wilshire Large Company Growth Portfolio - Institutional Class	49,208	2,430,381
Wilshire Large Company Value Portfolio - Institutional Class	137,418	2,948,991
Wilshire Small Company Growth Portfolio - Institutional Class	18,211	572,562
Wilshire Small Company Value Portfolio - Institutional Class	30,867	759,327
Total Affiliated Registered Investment Companies (Cost $16,666,506)		$18,129,017

OTHER OPEN-END FUNDS - 19.3%	Shares	Value
Vanguard Short-Term Bond Index Fund - Admiral Shares	195,313	$1,996,094
Vanguard Total Bond Market Index Fund - Admiral Shares	224,834	2,329,279
Total Other Open-End Funds (Cost $4,424,857)		$4,325,373

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.88% (b) (Cost $10,542)	10,542	$10,542
Total Investments at Value - 100.1% (Cost $21,101,905)		$22,464,932
Liabilities in Excess of Other Assets - (0.1%)		(25,442)
Net Assets - 100.0%		$22,439,490

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See	accompanying notes to Schedules of Investments.

WILSHIRE 2025 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 86.1%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,414,151	$14,565,760
Wilshire International Equity Fund - Institutional Class	1,303,131	14,425,655
Wilshire Large Company Growth Portfolio - Institutional Class	163,323	8,066,506
Wilshire Large Company Value Portfolio - Institutional Class	457,884	9,826,193
Wilshire Small Company Growth Portfolio - Institutional Class	67,123	2,110,332
Wilshire Small Company Value Portfolio - Institutional Class	80,961	1,991,650
Total Affiliated Registered Investment Companies (Cost $45,937,204)		$50,986,096

OTHER OPEN-END FUNDS - 14.0%	Shares	Value
Vanguard Short-Term Bond Index Fund - Admiral Shares	371,094	$3,792,578
Vanguard Total Bond Market Index Fund - Institutional Shares	430,667	4,461,708
Total Other Open-End Funds (Cost $8,419,278)		$8,254,286

MONEY MARKET FUNDS - 0.0% (a)	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.88% (b) (Cost $15,768)	15,768	$15,768
Total Investments at Value - 100.1% (Cost $54,372,250)		$59,256,150
Liabilities in Excess of Other Assets - (0.1%)		(45,141)
Net Assets - 100.0%		$59,211,009

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See	accompanying notes to Schedules of Investments.

WILSHIRE 2035 FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 92.6%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	973,147	$10,023,410
Wilshire International Equity Fund - Institutional Class	2,297,221	25,430,234
Wilshire Large Company Growth Portfolio - Institutional Class	290,933	14,369,179
Wilshire Large Company Value Portfolio - Institutional Class	833,627	17,889,639
Wilshire Small Company Growth Portfolio - Institutional Class	119,787	3,766,100
Wilshire Small Company Value Portfolio - Institutional Class	160,127	3,939,126
Total Affiliated Registered Investment Companies (Cost $66,840,402)		$75,417,688

OTHER OPEN-END FUNDS - 7.4%	Shares	Value
Vanguard Short-Term Bond Index Fund - Admiral Shares	273,438	$2,794,531
Vanguard Total Bond Market Index Fund - Institutional Shares	312,503	3,237,532
Total Other Open-End Funds (Cost $6,140,237)		$6,032,063

MONEY MARKET FUNDS - 0.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.88% (a) (Cost $49,401)	49,401	$49,401
Total Investments at Value - 100.1% (Cost $73,030,040)		$81,499,152
Liabilities in Excess of Other Assets - (0.1%)		(92,969)
Net Assets - 100.0%		$81,406,183

(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See	accompanying notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities valuation

The Wilshire Variable Insurance Trust (the “Trust”) consists of four separate investment portfolios. The portfolios presented in these statements are: Wilshire Global Allocation Fund, Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund (collectively the “Funds,” each a “Fund” of the Trust). A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used.

When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated, the Funds’ investment adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day net asset value per share as reported by the underlying funds

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2018, there were no significant changes to the Funds’ fair value methodologies. During the period ended September 30, 2018, there were no Level 2 or Level 3 securities held by the Funds.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

Global Allocation Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$336,547,314	$-	$-	$336,547,314
Other Open-End Funds	52,197,394	-	-	52,197,394
Money Market Funds	499,099	-	-	499,099
Total	$389,243,807	$-	$-	$389,243,807

2015 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$18,129,017	$-	$-	$18,129,017
Other Open-End Funds	4,325,373	-	-	4,325,373
Money Market Funds	10,542	-	-	10,542
Total	$22,464,932	$-	$-	$22,464,932

2025 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$50,986,096	$-	$-	$50,986,096
Other Open-End Funds	8,254,286	-	-	8,254,286
Money Market Funds	15,768	-	-	15,768
Total	$59,256,150	$-	$-	$59,256,150

2035 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$75,417,688	$-	$-	$75,417,688
Other Open-End Funds	6,032,063	-	-	6,032,063
Money Market Funds	49,401	-	-	49,401
Total	$81,499,152	$-	$-	$81,499,152

2. Investment transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2018:

	Global Allocation Fund	2015 Fund	2025 Fund	2035 Fund
Cost of portfolio investments	$362,961,959	$21,111,812	$54,393,193	$73,043,846

Gross unrealized appreciation	$29,164,438	$1,495,183	$5,116,567	$8,662,418
Gross unrealized depreciation	(2,882,590)	(142,063)	(253,610)	(207,112)

Net unrealized appreciation	$26,281,848	$1,353,120	$4,862,957	$8,455,306

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost of each Fund is attributable primarily to the tax deferral of losses on wash sales.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated investments

The following is a summary of the transactions with affiliates for the period ended September 30, 2018:

Fund	Value as of December 31, 2017	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2018
Global Allocation Fund
Wilshire Income Opportunities Fund - Institutional Class	$100,323,497	$7,314,453	$(12,436,923)	$261,108	$495,616	$95,957,751
Wilshire International Equity Fund - Institutional Class	146,141,754	5,335,985	(24,832,149)	3,408,367	(2,867,154)	127,186,803
Wilshire Large Company Growth Portfolio - Institutional Class	43,562,579	6,988,045	(17,703,503)	580,399	5,759,889	39,187,409
Wilshire Large Company Value Portfolio - Institutional Class	44,381,480	11,312,856	(6,398,144)	(709,893)	2,097,799	50,684,098
Wilshire Small Company Growth Portfolio - Institutional Class	10,303,449	3,520,684	(3,004,076)	155,031	1,110,552	12,085,640
Wilshire Small Company Value Portfolio - Institutional Class	10,381,600	2,026,415	(1,610,716)	(23,002)	671,316	11,445,613
Total						$336,547,314

2015 Fund
Wilshire Income Opportunities Fund - Institutional Class	$8,388,751	$777,442	$(1,694,356)	$11,615	$44,730	$7,528,182
Wilshire International Equity Fund - Institutional Class	4,432,219	251,812	(805,842)	153,917	(142,532)	3,889,574
Wilshire Large Company Growth Portfolio - Institutional Class	3,187,126	74,288	(1,253,390)	182,867	239,490	2,430,381
Wilshire Large Company Value Portfolio - Institutional Class	3,241,284	159,014	(523,860)	54,050	18,503	2,948,991
Wilshire Small Company Growth Portfolio - Institutional Class	506,382	205,276	(194,427)	19,581	35,750	572,562
Wilshire Small Company Value Portfolio - Institutional Class	509,409	307,520	(84,134)	8,888	17,644	759,327
Total						$18,129,017

2025 Fund
Wilshire Income Opportunities Fund - Institutional Class	$14,548,274	$1,707,045	$(1,801,136)	$12,342	$99,235	$14,565,760
Wilshire International Equity Fund - Institutional Class	15,834,638	1,073,784	(2,542,720)	492,439	(432,486)	14,425,655
Wilshire Large Company Growth Portfolio - Institutional Class	9,159,147	892,522	(3,272,303)	449,840	837,300	8,066,506
Wilshire Large Company Value Portfolio - Institutional Class	9,381,135	1,429,419	(1,243,855)	158,383	101,111	9,826,193
Wilshire Small Company Growth Portfolio - Institutional Class	1,521,097	829,466	(437,355)	44,456	152,668	2,110,332
Wilshire Small Company Value Portfolio - Institutional Class	1,480,343	549,521	(127,420)	13,608	75,598	1,991,650
Total						$50,986,096

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fund	Value as of December 31, 2017	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2018
2035 Fund
Wilshire Income Opportunities Fund - Institutional Class	$9,719,519	$1,182,074	$(956,193)	$5,557	$72,453	$10,023,410
Wilshire International Equity Fund - Institutional Class	26,825,677	1,953,028	(3,464,934)	685,016	(568,553)	25,430,234
Wilshire Large Company Growth Portfolio - Institutional Class	15,926,048	1,701,766	(5,562,214)	796,875	1,506,704	14,369,179
Wilshire Large Company Value Portfolio - Institutional Class	16,257,499	3,085,242	(1,936,817)	216,423	267,292	17,889,639
Wilshire Small Company Growth Portfolio - Institutional Class	2,313,389	1,614,346	(500,604)	52,636	286,333	3,766,100
Wilshire Small Company Value Portfolio - Institutional Class	2,306,861	1,631,801	(125,695)	14,049	112,110	3,939,126
Total						$75,417,688

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2018

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	November 29, 2018

*	Print the name and title of each signing officer under his or her signature.